UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02589

Eaton Vance Series Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0 as of March 31, 2007 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $1,019,019,702 and the Fund owned approximately 5.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio                                                                                                        as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Company (The)	948,774	$84,355,496
General Dynamics Corp.	1,470,000	112,308,000
Honeywell International, Inc.	293,060	13,498,344
Northrop Grumman Corp.	3,106,163	230,539,418
Raytheon Co.	218,295	11,451,756
Rockwell Collins, Inc.	129,632	8,676,270
United Technologies Corp.	3,693,938	240,105,970
		$700,935,254
Air Freight & Logistics — 2.7%
CH Robinson Worldwide, Inc.	1,954,806	$93,341,986
FedEx Corp.	2,219,776	238,470,536
United Parcel Service, Inc., Class B	2,928,423	205,282,452
		$537,094,974
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,675,846
		$5,675,846
Auto Components — 0.1%
BorgWarner, Inc.	95,849	$7,228,932
Delphi Corp. (1)	5,361	15,547
Johnson Controls, Inc.	213,523	20,203,546
		$27,448,025
Automobiles — 0.1%
DaimlerChrysler AG (2)	24,284	$1,986,674
Ford Motor Co.	83,266	656,969
General Motors Corp.	33,939	1,039,891
Harley-Davidson, Inc.	141,140	8,291,975
		$11,975,509
Beverages — 4.7%
Anheuser-Busch Companies, Inc.	4,870,054	$245,742,925
Brown-Forman Corp., Class A	479,732	33,139,887
Brown-Forman Corp., Class B	45,820	3,003,959
Coca-Cola Co. (The)	4,633,145	222,390,960
Coca-Cola Enterprises, Inc.	1,606,930	32,540,332
PepsiCo, Inc.	6,139,946	390,254,968
		$927,073,031
Biotechnology — 1.4%
Amgen, Inc. (1)	4,383,359	$244,942,101
Biogen Idec, Inc. (1)	211,200	9,373,056
Celera Group (1)	4,834	68,643

Genzyme Corp. (1)	407,890	$24,481,558
Gilead Sciences, Inc. (1)	115,482	8,834,373
Vertex Pharmaceuticals, Inc. (1)	13,000	364,520
		$288,064,251
Building Products — 0.7%
American Standard Companies, Inc.	868,699	$46,058,421
Masco Corp.	3,416,946	93,624,320
		$139,682,741
Capital Markets — 5.3%
Affiliated Managers Group, Inc. (1)	20,520	$2,223,342
Ameriprise Financial, Inc.	67,303	3,845,693
Bank of New York Co., Inc.	425,513	17,254,552
Bear Stearns Companies, Inc.	95,736	14,393,908
Charles Schwab Corp. (The)	847,738	15,505,128
Credit Suisse Group (2)	155,136	11,116,351
Federated Investors, Inc., Class B	1,599,819	58,745,354
Franklin Resources, Inc.	733,068	88,576,606
Goldman Sachs Group, Inc.	1,115,548	230,505,683
Investors Financial Services Corp.	450,386	26,189,946
Knight Capital Group, Inc., Class A (1)	1,000,000	15,840,000
Legg Mason, Inc.	46,784	4,407,521
Lehman Brothers Holdings, Inc.	192,474	13,486,653
Mellon Financial Corp.	321,392	13,864,851
Merrill Lynch & Co., Inc.	2,472,803	201,953,821
Morgan Stanley	3,049,327	240,164,995
Northern Trust Corp.	724,724	43,584,901
Piper Jaffray Cos., Inc. (1)	12,636	782,674
Raymond James Financial, Inc.	221,005	6,577,109
State Street Corp.	146,764	9,502,969
T. Rowe Price Group, Inc.	341,862	16,132,468
UBS AG (2)	192,683	11,451,151
Waddell & Reed Financial, Inc., Class A	273,635	6,381,168
		$1,052,486,844
Chemicals — 0.9%
Arch Chemicals, Inc.	4,950	$154,539
Ashland, Inc.	46,969	3,081,166
Dow Chemical Co. (The)	249,664	11,449,591
Du Pont E.I. de Nemours and Co.	1,024,847	50,658,187
Ecolab, Inc.	407,411	17,518,673
MacDermid, Inc.	41,355	1,442,049
Monsanto Co.	39,066	2,147,067
Olin Corp.	9,900	167,706
PPG Industries, Inc.	27,142	1,908,354
Rohm and Haas Co.	2,380	123,094
Sigma-Aldrich Corp.	1,244,794	51,683,847

Tronox, Inc., Class B	26,441	$369,645
Valspar Corp. (The)	1,219,107	33,927,748
		$174,631,666
Commercial Banks — 7.5%
Associated Banc-Corp.	991,726	$33,321,994
Bank of Hawaii Corp.	69,735	3,698,047
Bank of Montreal (2)	255,597	15,484,066
BB&T Corp.	1,727,571	70,864,962
City National Corp.	173,260	12,751,936
Comerica, Inc.	466,015	27,550,807
Commerce Bancshares, Inc.	171,056	8,263,715
Compass Bancshares, Inc.	53,877	3,706,738
Fifth Third Bancorp	2,699,653	104,449,575
First Horizon National Corp.	147,440	6,123,183
First Midwest Bancorp, Inc.	523,358	19,233,406
HSBC Holdings PLC (Hungary) (ADR)	220,592	3,847,528
HSBC Holdings PLC (UK) (ADR)	579,110	50,851,649
Huntington Bancshares, Inc.	583,001	12,738,572
KeyCorp	661,289	24,778,499
M&T Bank Corp.	81,029	9,385,589
Marshall & Ilsley Corp.	663,221	30,713,765
National City Corp.	1,503,150	55,992,337
PNC Financial Services Group, Inc.	162,175	11,671,735
Regions Financial Corp.	2,290,117	81,001,438
Royal Bank of Canada (2)	573,476	28,616,452
Societe Generale (2)	1,606,685	276,833,365
SunTrust Banks, Inc.	1,228,577	102,021,034
Synovus Financial Corp.	1,065,458	34,456,912
Toronto-Dominion Bank (The) (2)	17,915	1,082,245
Trustmark Corp.	205,425	5,760,117
U.S. Bancorp	4,637,555	162,175,298
Valley National Bancorp.	4,980	125,745
Wachovia Corp.	2,533,212	139,453,321
Wells Fargo & Co.	3,762,481	129,542,221
Westamerica Bancorporation	45,925	2,212,207
Zions Bancorporation	396,936	33,549,031
		$1,502,257,489
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. (1)	15,490	$373,153
Allied Waste Industries, Inc. (1)	1,240,437	15,617,102
Avery Dennison Corp.	56,594	3,636,730
Cintas Corp.	638,154	23,037,359
Donnelley (R.R.) & Sons Co.	60,262	2,204,987
Herman Miller, Inc.	541,800	18,144,882
HNI Corp.	765,839	35,174,985

Hudson Highland Group, Inc. (1)	5,226	$81,473
Manpower, Inc.	706	52,082
Monster Worldwide, Inc. (1)	34,846	1,650,655
PHH Corp. (1)	20,110	614,562
Pitney Bowes, Inc.	31,857	1,445,989
Waste Management, Inc.	663,660	22,836,541
		$124,870,500
Communications Equipment — 1.7%
ADC Telecommunications, Inc. (1)	21,340	$357,232
Alcatel SA (ADR)	89,240	1,054,817
Avaya, Inc. (1)	20,404	240,971
Cisco Systems, Inc. (1)	6,139,644	156,745,111
Comverse Technology, Inc. (1)	165,755	3,538,869
Corning, Inc. (1)	3,671,953	83,500,211
Dycom Industries, Inc. (1)	61,019	1,590,155
Juniper Networks, Inc. (1)	35,691	702,399
Motorola, Inc.	1,266,823	22,384,762
Nokia Oyj (ADR)	2,030,478	46,538,556
Nortel Networks Corp. (1)(2)	72,544	1,744,683
QUALCOMM, Inc.	347,456	14,822,473
Riverstone Networks, Inc. (3)	28,706	0
Tellabs, Inc. (1)	32,678	323,512
		$333,543,751
Computer Peripherals — 2.1%
Brocade Communications Systems, Inc. (1)	5,749	$54,730
Dell, Inc. (1)	4,404,273	102,223,176
EMC Corp. (1)	1,747,812	24,207,196
Gateway, Inc. (1)	65,556	143,568
Hewlett-Packard Co.	884,325	35,496,805
International Business Machines Corp.	1,572,444	148,218,571
Lexmark International, Inc., Class A (1)	1,714,509	100,230,196
Network Appliance, Inc. (1)	364,967	13,328,595
Palm, Inc. (1)	398	7,216
Sun Microsystems, Inc. (1)	319,180	1,918,272
		$425,828,325
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc. (1)	300,614	$14,023,643
		$14,023,643
Construction Materials — 0.2%
CRH PLC (2)	207,894	$8,883,591
Vulcan Materials Co.	206,614	24,066,399
		$32,949,990

Consumer Finance — 1.0%
American Express Co.	614,558	$34,661,071
Capital One Financial Corp.	1,705,472	128,694,917
SLM Corp.	916,399	37,480,719
		$200,836,707
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,856,261
Sealed Air Corp.	42,528	1,343,885
Sonoco Products Co.	128,617	4,833,427
Temple-Inland, Inc.	115,924	6,925,300
		$22,958,873
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,332,491
		$9,332,491
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A (1)	28,651	$1,257,779
H&R Block, Inc.	1,599,312	33,649,524
Laureate Education, Inc. (1)	302,518	17,839,486
ServiceMaster Co. (The)	1,156,537	17,799,104
		$70,545,893
Diversified Financial Services — 3.0%
Bank of America Corp.	3,842,163	$196,027,156
Citigroup, Inc.	4,485,953	230,308,827
ING Groep N.V. (ADR)	257,281	10,890,705
JPMorgan Chase & Co.	2,709,527	131,086,916
Moody’s Corp.	309,906	19,232,766
		$587,546,370
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	1,419,191	$55,958,701
BCE, Inc. (2)(4)	2,653,500	75,040,980
Bell Aliant Regional Communications, Inc. (1)(2)(3)(5)	210,251	5,381,799
Cincinnati Bell, Inc. (1)	169,013	794,361
Citizens Communications Co.	6,949	103,888
Deutsche Telekom AG (ADR)	1,843,732	30,476,890
Embarq Corp.	16,420	925,267
McLeod USA, Inc., Class A (1)(3)	947	0
Qwest Communications International, Inc. (1)	38,011	341,719
RSL Communications, Ltd., Class A (1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	96,293,068
Verizon Communications, Inc.	462,191	17,526,283
Windstream Corp.	1,105,386	16,238,120
		$299,081,076

Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$8,466,002
Exelon Corp.	1,003,134	68,925,337
Southern Co. (The)	65,985	2,418,350
		$79,809,689
Electrical Equipment — 0.6%
Emerson Electric Co.	2,530,946	$109,058,463
Rockwell Automation, Inc.	131,698	7,884,759
Roper Industries, Inc.	46,244	2,537,871
Thomas & Betts Corp. (1)	22,600	1,103,332
		$120,584,425
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc. (1)	451,518	$15,211,641
Arrow Electronics, Inc. (1)	8,750	330,312
Flextronics International, Ltd. (1)(2)	441,607	4,831,181
Jabil Circuit, Inc.	2,082,013	44,575,898
National Instruments Corp.	88,674	2,325,919
Plexus Corp. (1)	144,282	2,474,436
Sanmina-SCI Corp. (1)	18,166	65,761
Solectron Corp. (1)	1,670,613	5,262,431
		$75,077,579
Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	194,687	$12,874,651
GlobalSantaFe Corp. (2)	20,000	1,233,600
Halliburton Co.	1,251,578	39,725,086
Schlumberger, Ltd. (2)	1,178,674	81,446,373
Smith International, Inc.	120,165	5,773,928
Transocean, Inc. (1)(2)	103,602	8,464,283
		$149,517,921
Food & Staples Retailing — 2.2%
Casey’s General Stores, Inc.	12,551	$313,901
Costco Wholesale Corp.	928,292	49,979,241
CVS/Carework Corp.	2,181,767	74,485,525
Kroger Co. (The)	1,343,396	37,950,937
Safeway, Inc.	1,135,280	41,596,659
Sysco Corp.	2,229,368	75,419,519
Walgreen Co.	1,049,496	48,161,371
Wal-Mart Stores, Inc.	2,139,579	100,453,234
		$428,360,387
Food Products — 2.7%
Archer-Daniels-Midland Co.	1,376,641	$50,522,725
Campbell Soup Co.	1,295,515	50,460,309
ConAgra Foods, Inc.	913,252	22,749,107

Dean Foods Co. (1)	286,449	$13,388,626
Del Monte Foods Co.	99,492	1,142,168
General Mills, Inc.	129,400	7,533,668
H.J. Heinz Co.	292,513	13,783,213
Hershey Co. (The)	497,035	27,167,933
J.M. Smucker Co. (The)	7,152	381,345
Kellogg Co.	54,076	2,781,129
Kraft Foods, Inc., Class A	300	9,498
Nestle SA (2)	275,000	106,665,670
Sara Lee Corp.	4,502,213	76,177,444
Smithfield Foods, Inc. (1)	3,650,830	109,342,359
TreeHouse Foods, Inc. (1)	55,239	1,683,132
Tyson Foods, Inc., Class A	265,272	5,148,930
William Wrigley Jr. Co.	996,034	50,728,012
		$539,665,268
Health Care Equipment & Supplies — 1.0%
Advanced Medical Optics, Inc. (1)	9,834	$365,825
Baxter International, Inc.	241,562	12,723,071
Becton, Dickinson and Co.	63,708	4,898,508
Biomet, Inc.	419,890	17,841,126
Boston Scientific Corp. (1)	1,136,837	16,529,610
DENTSPLY International, Inc.	7,701	252,208
Hillenbrand Industries, Inc.	18,980	1,126,843
Hospira, Inc. (1)	114,611	4,687,590
Medtronic, Inc.	1,884,946	92,475,451
Medtronic, Inc. (3)(6)	7,500	367,858
St. Jude Medical, Inc. (1)	84,585	3,181,242
Stryker Corp.	151,918	10,075,202
Zimmer Holdings, Inc. (1)	302,863	25,867,529
		$190,392,063
Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	369,925	$19,513,544
Cardinal Health, Inc.	2,189,814	159,746,931
CIGNA Corp.	15,036	2,145,036
Express Scripts, Inc. (1)	74,800	6,037,856
Health Management Associates, Inc., Class A	124,425	1,352,500
Henry Schein, Inc. (1)	1,143,408	63,093,253
McKesson Corp.	1,462	85,585
Medco Health Solutions, Inc. (1)	170,213	12,345,549
Sunrise Senior Living, Inc. (1)	8,000	316,160
Tenet Healthcare Corp. (1)	3,478	22,364
UnitedHealth Group, Inc.	451,964	23,940,533
WellPoint, Inc. (1)	786,626	63,795,369
		$352,394,680

Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,560,831
		$3,560,831
Hotels, Restaurants & Leisure — 1.4%
Bob Evans Farms, Inc.	1,792	$66,214
Brinker International, Inc.	91,381	2,988,159
Carnival Corp. (2)	550,082	25,776,843
Darden Restaurants, Inc.	184,714	7,608,370
Gaylord Entertainment Co. (1)	375,601	19,858,025
International Game Technology	409,904	16,551,924
International Speedway Corp., Class A	118,344	6,118,385
Marriott International, Inc., Class A	395,881	19,382,334
McDonald’s Corp.	915,891	41,260,890
MGM MIRAGE (1)	188,890	13,131,633
OSI Restaurant Partners, Inc.	1,034,548	40,864,646
Papa John’s International, Inc. (1)	16,688	490,627
Starbucks Corp. (1)	2,254,271	70,693,939
Wyndham Worldwide Corp. (1)	128,223	4,378,815
Yum! Brands, Inc.	247,333	14,285,954
		$283,456,758
Household Durables — 0.4%
Blyth, Inc.	502,655	$10,611,047
D.R. Horton, Inc.	637,557	14,026,254
Fortune Brands, Inc.	115,429	9,098,114
Leggett & Platt, Inc.	1,792,899	40,645,020
Newell Rubbermaid, Inc.	291,589	9,065,502
		$83,445,937
Household Products — 3.1%
Clorox Co. (The)	14,873	$947,261
Colgate-Palmolive Co.	702,421	46,914,699
Energizer Holdings, Inc. (1)	143,981	12,285,899
Kimberly-Clark Corp.	1,397,396	95,707,652
Procter & Gamble Co. (The)	7,376,106	465,874,855
		$621,730,366
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (1)	40,339	$868,095
Dynegy, Inc., Class A (1)	22,688	210,091
TXU Corp.	136,092	8,723,497
		$9,801,683
Industrial Conglomerates — 2.7%
3M Co.	910,269	$69,571,860
General Electric Co.	12,144,647	429,434,718
Teleflex, Inc.	14,497	986,811

Textron, Inc.	12,838	$1,152,852
Tyco International, Ltd. (2)	1,125,841	35,520,284
		$536,666,525
Insurance — 5.7%
Aegon, N.V. (ADR)	5,182,849	$103,346,009
AFLAC, Inc.	2,198,053	103,440,374
Allstate Corp. (The)	189,354	11,372,601
American International Group, Inc.	6,321,040	424,900,309
AON Corp.	515,110	19,553,576
Arthur J. Gallagher & Co.	557,196	15,785,363
Berkshire Hathaway, Inc., Class A (1)	641	69,862,590
Berkshire Hathaway, Inc., Class B (1)	40,395	147,037,800
Chubb Corp. (The)	30,648	1,583,582
Hartford Financial Services Group, Inc. (The)	45,700	4,368,006
Lincoln National Corp.	224,671	15,230,447
Manulife Financial Corp. (2)	210,896	7,265,367
Marsh & McLennan Cos., Inc.	478,714	14,021,533
MetLife, Inc.	474,689	29,976,610
Old Republic International Corp.	299,541	6,625,847
Principal Financial Group, Inc.	113,328	6,784,947
Progressive Corp. (The)	3,784,948	82,587,565
SAFECO Corp.	161,000	10,695,230
Torchmark Corp.	318,929	20,918,553
Travelers Companies., Inc. (The)	349,428	18,089,888
UnumProvident Corp.	52,000	1,197,560
XL Capital Ltd., Class A (2)	187,100	13,089,516
		$1,127,733,273
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (1)	42,476	$1,690,120
Expedia, Inc. (1)	403,096	9,343,765
IAC/InterActiveCorp (1)	429,832	16,208,965
Liberty Media Corp. - Interactive (1)	256,350	6,106,257
		$33,349,107
Internet Software & Services — 0.4%
eBay, Inc. (1)	1,257,244	$41,677,639
Google, Inc., Class A (1)	91,634	41,983,033
		$83,660,672
IT Services — 2.5%
Accenture Ltd., Class A (2)	2,739,520	$105,581,101
Acxiom Corp.	455,893	9,751,551
Affiliated Computer Services, Inc. (1)	183,730	10,818,022
Automatic Data Processing, Inc.	1,491,647	72,195,715
BISYS Group, Inc. (The) (1)	65,000	744,900
Computer Sciences Corp. (1)	226,702	11,817,975

DST Systems, Inc. (1)	46,566	$3,501,763
Electronic Data Systems Corp.	1,252	34,655
Fidelity National Information Services, Inc.	42,862	1,948,507
First Data Corp.	3,488,152	93,831,289
Fiserv, Inc. (1)	832,355	44,164,756
Gartner, Inc., Class A (1)	30,575	732,271
Paychex, Inc.	1,623,499	61,481,907
Perot Systems Corp. (1)	630,496	11,266,964
Safeguard Scientifics, Inc. (1)	26,579	78,674
Western Union Co.	3,488,152	76,564,936
		$504,514,986
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,047,568
Mattel, Inc.	30,514	841,271
		$2,888,839
Life Sciences Tools & Services—0.2%
Dionex Corp. (1)	37,300	$2,540,503
Invitrogen Corp. (1)	429,910	27,363,772
PerkinElmer, Inc.	254,526	6,164,620
		$36,068,895
Machinery — 3.7%
Caterpillar, Inc.	185,437	$12,429,842
Danaher Corp.	4,059,959	290,084,071
Deere & Co.	2,992,450	325,099,768
Donaldson Co., Inc.	77,792	2,808,291
Dover Corp.	522,290	25,492,975
Illinois Tool Works, Inc.	1,656,103	85,454,915
ITT Industries, Inc.	8,428	508,377
Nordson Corp.	20,306	943,417
Parker Hannifin Corp.	12,216	1,054,363
		$743,876,019
Media — 4.7%
Catalina Marketing Corp.	79,803	$2,520,179
CBS Corp., Class A	14,887	455,691
CBS Corp., Class B	556,629	17,027,281
Clear Channel Communications, Inc.	129,438	4,535,508
Comcast Corp., Class A (1)	2,819,980	73,178,481
Comcast Corp., Class A Special (1)	3,544,342	90,274,391
Discovery Holding Co., Class A (1)	102,540	1,961,590
E.W. Scripps Co. (The), Class A	51,066	2,281,629
EchoStar Communications Corp., Class A (1)	35,150	1,526,565
Entercom Communications Corp.	220,000	6,199,600
Gannett Co., Inc.	388,389	21,862,417
Havas SA (ADR)	3,142,938	18,117,143
Idearc, Inc.	23,103	810,915
Interpublic Group of Companies, Inc., (The) (1)	932,692	11,481,439

Lamar Advertising Co.	241,409	$15,201,525
Liberty Global, Inc., Class A (1)	46,731	1,538,852
Liberty Global, Inc., Class C (1)	48,416	1,483,466
Liberty Media Holding Corp.-Capital, Series A (1)	51,270	5,669,949
Live Nation, Inc. (1)	16,410	362,005
McClatchy Co., (The), Class A	8,441	266,820
McGraw-Hill Companies, Inc., (The)	425,284	26,741,858
New York Times Co. (The), Class A	300,468	7,064,003
News Corp., Class A	187,934	4,345,034
Omnicom Group, Inc.	2,409,176	246,651,439
Publicis Groupe (2)	329,132	15,831,239
Time Warner, Inc.	4,052,829	79,921,788
Tribune Co.	1,694,658	54,415,468
Viacom, Inc., Class A (1)	13,791	566,258
Viacom, Inc., Class B (1)	524,573	21,565,196
Vivendi SA (ADR)	174,913	7,103,705
Walt Disney Co. (The)	4,951,012	170,463,343
Washington Post Co. (The), Class B	16,470	12,574,845
WPP Group PLC (2)	139,450	2,110,380
WPP Group PLC (ADR)	256,051	19,457,315
		$945,567,317
Metals & Mining — 0.3%
Alcoa, Inc.	85,947	$2,913,603
Freeport-McMoRan Copper & Gold, Inc.	19,915	1,318,174
Nucor Corp.	382,388	24,904,930
Steel Dynamics, Inc.	517,060	22,336,992
		$51,473,699
Multiline Retail — 1.7%
99 Cents Only Stores (1)	620,980	$9,147,035
Dollar General Corp.	52,668	1,113,928
Dollar Tree Stores, Inc. (1)	646,996	24,741,127
Family Dollar Stores, Inc.	2,249,176	66,620,593
Federated Department Stores, Inc.	231,607	10,433,895
J.C. Penney Company, Inc.	130,349	10,709,474
Nordstrom, Inc.	131,384	6,955,469
Sears Holdings Corp. (1)	4,563	822,070
Target Corp.	3,504,497	207,676,492
		$338,220,083
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$251,500
PG&E Corp.	3,000	144,810
Wisconsin Energy Corp.	9,576	464,628
		$860,938

Office Electronics — 0.0%
Xerox Corp. (1)	22,878	$386,409
Zebra Technologies Corp., Class A (1)	13,500	521,235
		$907,644
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	4,831,585	$207,661,523
Apache Corp.	2,145,450	151,683,315
BP PLC (ADR)	5,110,159	330,882,795
Chevron Corp.	533,655	39,469,124
ConocoPhillips	6,155,436	420,724,051
Devon Energy Corp.	818,602	56,663,630
El Paso Corp.	97,665	1,413,213
Exxon Mobil Corp.	6,982,510	526,830,380
Hess Corp.	55,542	3,080,915
Kinder Morgan, Inc.	1,762,113	187,576,929
Marathon Oil Corp.	19,294	1,906,826
Murphy Oil Corp.	12,636	674,762
Royal Dutch Shell PLC (ADR)	116,941	7,753,188
Spectra Energy Corp.	208,625	5,480,579
Total SA (ADR)	470,750	32,848,935
Williams Cos., Inc. (The)	223,515	6,361,237
		$1,981,011,402
Paper and Forest Products — 0.1%
International Paper Co.	150,301	$5,470,956
MeadWestvaco Corp.	45,590	1,405,996
Neenah Paper, Inc.	33,028	1,312,533
Weyerhaeuser Co.	85,020	6,354,395
		$14,543,880
Personal Products — 0.2%
Avon Products, Inc.	173,400	$6,460,884
Estee Lauder Cos., Inc., (The) Class A	662,471	32,361,708
		$38,822,592
Pharmaceuticals — 6.8%
Abbott Laboratories	3,237,548	$180,655,178
Allergan, Inc.	138,300	15,326,406
Bristol-Myers Squibb Co.	4,731,913	131,357,905
Eli Lilly & Co.	3,921,038	210,598,951
Forest Laboratories, Inc. (1)	56,729	2,918,140
GlaxoSmithKline PLC (ADR)	419,815	23,198,977
Johnson & Johnson	3,877,118	233,635,131
King Pharmaceuticals, Inc. (1)	152,305	2,995,839
Merck & Co., Inc.	2,547,971	112,543,879
Mylan Laboratories, Inc.	27,992	591,751
Novo Nordisk A/S (ADR)	263,770	23,879,098

Pfizer, Inc.	9,926,582	$250,745,461
Schering-Plough Corp.	1,739,245	44,368,140
Shering AG (ADR)	25,000	3,474,303
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	62,739,792
Watson Pharmaceuticals, Inc. (1)	562,702	14,872,214
Wyeth	784,847	39,265,895
		$1,353,167,060
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,889,994
Realogy Corp. (1)	160,279	4,745,861
		$8,635,855
Road & Rail — 0.1%
Avis Budget Group, Inc. (1)	64,111	$1,751,513
Burlington Northern Santa Fe Corp.	191,766	15,423,739
CSX Corp.	43,833	1,755,512
Kansas City Southern (1)	6,815	242,478
Norfolk Southern Corp.	3,090	156,354
Union Pacific Corp.	13,964	1,418,044
		$20,747,640
Semiconductors & Semiconductor Equipment — 1.9%
Agere Systems, Inc. (1)	3,886	$87,901
Analog Devices, Inc.	600,378	20,707,037
Applied Materials, Inc.	1,094,431	20,049,976
Broadcom Corp., Class A (1)	911,708	29,238,476
Cypress Semiconductor Corp. (1)	52,742	978,364
Intel Corp.	11,084,055	212,037,972
KLA-Tencor Corp.	148,373	7,911,248
Linear Technology Corp.	395,760	12,502,058
LSI Logic Corp. (1)	132,810	1,386,536
Maxim Integrated Products, Inc.	263,099	7,735,111
Skyworks Solutions, Inc. (1)	98,685	567,439
Teradyne, Inc. (1)	7,248	119,882
Texas Instruments, Inc.	2,084,712	62,749,831
Verigy, Ltd. (1)(2)	4,274	100,311
Xilinx, Inc.	23,033	592,639
		$376,764,781
Software — 1.8%
Adobe Systems, Inc. (1)	489,938	$20,430,415
CA, Inc.	39,583	1,025,596
Compuware Corp. (1)	150,944	1,432,459
Electronic Arts, Inc. (1)	21,405	1,077,956
Fair Isaac Corp.	85,231	3,296,735
Intuit, Inc. (1)	997,878	27,301,942
Jack Henry & Associates, Inc.	158,143	3,803,339

Microsoft Corp.	6,889,829	$192,019,534
Oracle Corp. (1)	4,797,138	86,972,112
SAP AG (ADR)	400,000	17,860,000
Symantec Corp. (1)	197,186	3,411,318
Wind River Systems, Inc. (1)	59,479	591,221
		$359,222,627
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A	5,929	$448,707
AutoNation, Inc. (1)	245,966	5,224,318
Best Buy Co., Inc.	170,415	8,302,619
Gap, Inc. (The)	540,888	9,308,682
Home Depot, Inc.	4,443,290	163,246,475
Limited Brands, Inc.	601,866	15,684,628
Lowe’s Companies, Inc.	1,785,216	56,216,452
Office Depot, Inc. (1)	79,998	2,811,130
Payless ShoeSource, Inc. (1)	23,100	766,920
RadioShack Corp.	502,318	13,577,656
Sherwin-Williams Co. (The)	35,899	2,370,770
Staples, Inc.	275,430	7,117,111
TJX Companies, Inc. (The)	1,716,834	46,285,845
		$331,361,313
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc. (1)	731,801	$36,626,640
Hanesbrands, Inc. (1)	563,704	16,567,261
NIKE, Inc., Class B	1,529,222	162,495,130
		$215,689,031
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	335,606	$18,317,375
Freddie Mac	146,695	8,726,886
MGIC Investment Corp.	95,045	5,600,051
Washington Mutual, Inc.	625,699	25,265,726
		$57,910,038
Tobacco — 0.3%
Altria Group, Inc.	586,233	$51,477,120
		$51,477,120
Trading Companies & Distributors — 0.1%
United Rentals, Inc. (1)	391,179	$10,757,423
		$10,757,423
Wireless Telecommunication Services — 0.5%
Alltel Corp.	1,420,995	$88,101,690
Sprint Nextel Corp.	344,624	6,534,071
Telephone & Data Systems, Inc., Special Shares	25,844	1,444,680

Telephone and Data Systems, Inc.	25,844	$1,540,819
Vodafone Group PLC ADR	299,391	8,041,642
		$105,662,902
Total Common Stocks (identified cost $13,624,408,997)		$19,758,202,497

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Other Issues — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$333
		$333
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(3)	197,392	$0
		$0
Total Other Issues (identified cost $39,407)		$333

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc. (1)	18,106	$1,720
		$1,720
Total Warrants (identified cost $0)		$1,720

Short-Term Investments — 0.9%

Description	Shares/ Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (7)(8)	73,078	$73,078,289
Investment in Cash Management Portfolio, 4.74% (7)	106,177	106,177,247
Total Short-Term Investments (at amortized cost, $179,255,536)		$179,255,536
Total Investments — 100.2% (identified cost $13,820,330,009)		$19,937,460,086
Other Assets, Less Liabilities — (0.2)%		$(42,969,014)
Net Assets — 100.0%		$19,894,491,072

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		All or a portion of these securities were on loan at March 31, 2007.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $5,381,799 or 0.03% of the Portfolio’s net assets.

(6)		Security subject to restrictions on resale (see below).
(7)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(8)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represets cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2007, the Portfolio loaned securities having a market value of $71,263,931 and received $73,078,289 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,137,200,721
Gross unrealized appreciation	$15,801,196,660
Gross unrealized depreciation	(937,295)
Net unrealized appreciation	$15,800,259,365

At March 31, 2007, the Portfolio owned the following securities (representing 0.002% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible For Resale	Shares	Cost	Fair Value
Medtronic, Inc.	5/18/06	5/19/07	7,500	$368,372	$367,858
				$368,372	$367,858

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer

Date:	May 21, 2007